Average Annual Total Returns - Steward International Enhanced Index Fund	Class C 1 Year	Class C Since Class Inception	Class C Inception Date	Class R6 1 Year	Class R6 Since Class Inception	S&P ADR Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P ADR Index (reflects no deduction for fees, expenses or taxes) Since Class Inception
Total	1.67%	1.32%	Dec. 14, 2017	4.87%	2.38%	2.55%	3.20%